Saluda Grade Mortgage Funding LLC ABS-15G

Exhibit 99.6 - Schedule 2

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	1000135388	Closed	2024-05-23 13:34	2024-07-02 14:30	Resolved	1 - Information	A	A	Compliance	Rescission:Disbursement	Federal - Right of Rescission (Loan Disbursement) (TILA)	Resolved-Document received, data updated. - Due Diligence Vendor-07/02/2024
Ready for Review-Document Uploaded.  - Seller-07/01/2024
Counter-Uploaded right to cancel shows end date of XXXX and not XXXX, please provide clarification for this discrepancy.  - Due Diligence Vendor-06/27/2024
Ready for Review-Document Uploaded. The loan closed on XXXX -rescision end XXXX -disbursed that Monday the XXXX which is what the settlement statement shows.  - Buyer-06/27/2024
Counter-The document provided shows end of rescission period as XXXX but the disbursement period on the settlement statement provided also shows XXXX, please provide clarification on this discrepancy.  - Due Diligence Vendor-05/30/2024
Ready for Review-Document Uploaded.  - Seller-05/29/2024
														Open-The loan disbursement date (XXXX) is earlier than, or the same day as, the calculated "Right to Cancel Expire Date" (XXXX). Under Reg Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z) - Due Diligence Vendor-05/23/2024	Ready for Review-Document Uploaded. - Seller-07/01/2024 Ready for Review-Document Uploaded. - Seller-05/29/2024	Resolved-Document received, data updated. - Due Diligence Vendor-07/02/2024	XXXX			XX	Primary Residence	Refinance	Cash Out - Other	1726394	N/A	N/A
XXXX	1000135388	Closed	2024-05-28 19:42	2024-07-02 14:28	Resolved	1 - Information	D	A	Compliance	Missing Doc	Final HUD-1 or Final Settlement Statement Document is Missing	Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-07/02/2024

Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-07/02/2024

Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-06/03/2024

Ready for Review-Document Uploaded.  - Seller-06/02/2024

Counter-Thank you for the upload. The statement is 'estimated'. Please update - Due Diligence Vendor-05/31/2024

Ready for Review-Document Uploaded.  - Seller-05/28/2024

														Open-Final HUD-1 Document is Missing. Please provide final ALTA statement - Due Diligence Vendor-05/28/2024	Ready for Review-Document Uploaded. - Seller-06/02/2024 Ready for Review-Document Uploaded. - Seller-05/28/2024	Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-07/02/2024 Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-07/02/2024 Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-06/03/2024	XXXX			XX	Primary Residence	Refinance	Cash Out - Other	1747391	N/A	N/A
XXXX	1000135388			Closed	2024-05-28 19:33	2024-05-29 13:49	Resolved	1 - Information	A	A	Credit	Credit	Deficient Income Documentation	Resolved-Updated Lender Approval Certificate uploaded verifying Documentation type as Full Document, verified & entered in system - Resolved. - Due Diligence Vendor-05/29/2024 Ready for Review-Document Uploaded. - Buyer-05/29/2024 Open-Approval certificate is present but states 1 yr tax returns. The borrower qualify 1 year full doc. Please update - Due Diligence Vendor-05/28/2024		Resolved-Updated Lender Approval Certificate uploaded verifying Documentation type as Full Document, verified & entered in system - Resolved. - Due Diligence Vendor-05/29/2024	XXXX			XX	Primary Residence	Refinance	Cash Out - Other	1747298	N/A	N/A
XXXX	1000135388			Closed	2024-05-28 19:43	2024-05-29 10:26	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-Updated 1008 Provided, Changes made in system. - Due Diligence Vendor-05/29/2024 Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-05/29/2024 Ready for Review-Document Uploaded. - Buyer-05/28/2024 Open-1008 Document is Missing 1008 document is in the file however the DTI calculation does not include full payment of 1st lien. Please update - Due Diligence Vendor-05/28/2024		Resolved-Updated 1008 Provided, Changes made in system. - Due Diligence Vendor-05/29/2024 Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-05/29/2024	XXXX			XX	Primary Residence	Refinance	Cash Out - Other	1747403	N/A	N/A